Administrative Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Administrative Expenses [Abstract]
Payroll and related costs	$ 5,231	$ 8,180	$ 5,423
Professional fees	3,733	4,125	4,677
Other expenses	3,217	4,325	4,211
Depreciation of RoU asset	630	644	654
Depreciation of tangible assets	711	478	811
Total	$ 13,522	$ 17,752	$ 15,776